Provisions for Contingencies and Charges - Provisions Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions
Beginning of period	$ 43	$ 39
Additional provision	8	20
Reversal of provision		(2)
Payments	(11)	(16)
Revaluation		2
Others	3
End of period	43	43
ENVIRONMENTAL RESTORATION OBLIGATIONS
Provisions
Beginning of period	8	9
Additional provision	(1)	0
Reversal of provision		0
Payments	0	(3)
Revaluation		2
Others	0
End of period	7	8
ENVIRONMENTAL COSTS
Provisions
Beginning of period	16	14
Additional provision	0	5
Reversal of provision		(1)
Payments	0	(2)
Revaluation		0
Others	0
End of period	16	16
LEGAL CLAIMS
Provisions
Beginning of period	3	3
Additional provision	2	1
Reversal of provision		0
Payments	(1)	(1)
Revaluation		0
Others	0
End of period	4	3
SEVERANCES
Provisions
Beginning of period	3	2
Additional provision	5	7
Reversal of provision		0
Payments	(5)	(6)
Revaluation		0
Others	0
End of period	3	3
ONEROUS CONTRACT
Provisions
Beginning of period	6	5
Additional provision	0	3
Reversal of provision		(1)
Payments	(3)	(1)
Revaluation		0
Others	0
End of period	3	6
OTHERS
Provisions
Beginning of period	7	6
Additional provision	2	4
Reversal of provision		0
Payments	(2)	(3)
Revaluation		0
Others	3
End of period	$ 10	$ 7